                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-22172
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                       Investment Company Act file number

                              WORLD FUNDS TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)

            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (804)267-7400
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              Registrant's telephone number, including area code:

                        Date of fiscal year end: 07/31
                       -------------------------------

                      Date of reporting period: 04/30/2010
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

World Funds Trust

QUARTERLY STATEMENTS OF INVESTMENTS
APRIL 30, 2010 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Commonwealth Small Cap Fund;
Frantzen Growth and Income Fund; and
Sherwood Forest Long/Short Fund

 COMMONWEALTH SMALL CAP FUND

 SCHEDULE OF INVESTMENTS

 April 30, 2010

 (unaudited)

 Number

 of

 Shares

 Security Description

 % of

 Total Investments

 Fair

 Value

 COMMON STOCKS

 97.22%

 BUILDING /CONSTRUCTION

 1.12%

 1,730

 Simpson Manufacturing Co., Inc.

  $                                                                    58,803

 COMPUTERS/SOFTWARE/SERVICES

 14.16%

 8,500

 3D Systems Corp.

                                                                      132,260

 12,318

 Art Technology Group, Inc.

                                                                        52,721

 861

 Blackboard, Inc.

                                                                        36,636

 6,225

 Bottomline Technologies, Inc.

                                                                      108,315

 2,277

 Convio, Inc.

                                                                        22,861

 4,995

 Epiq Systems, Inc.

                                                                        60,190

 1,443

 Manhattan Associates, Inc.

                                                                        41,356

 2,565

 MICROS Systems, Inc.

                                                                        95,316

 3,115

 NCI, Inc.

                                                                        88,497

 1,418

 Radiant Systems, Inc.

                                                                        19,951

 3,908

 Terremark Worldwide, Inc.

                                                                        28,020

 3,350

 Tyler Technologies, Inc.

                                                                        57,084

                                                                      743,208

 CONSUMER PRODUCTS

 8.40%

 2,825

 Briggs & Stratton Corp.

                                                                        67,066

 273

 Green Mountain Coffee Roasters, Inc.

                                                                        19,836

 3,000

 Hain Celestial Group, Inc.

                                                                        59,340

 2,750

 Hillenbrand, Inc.

                                                                        67,595

 1,800

 Jarden Corp.

                                                                        57,816

 1,550

 South Jersey Industries, Inc.

                                                                        69,921

 657

 Tupperware Brands Corp.

                                                                        33,553

 1,275

 VistaPrint NV

                                                                        65,765

                                                                      440,891

 CORRECTION FACILITIES

 3.45%

 1,622

 Cornell Companies, Inc.

                                                                        44,605

 6,457

 The Geo Group Inc.

                                                                      136,759

                                                                      181,364

 EDUCATION

 0.44%

 782

 Career Education Corp.

                                                                        22,889

 ELECTRONICS

 1.02%

 2,500

 Gentex Corp.

                                                                        53,725

 ENGINEERING

 2.49%

 4,760

 McDermott International, Inc.

                                                                      130,472

 ENTERTAINMENT

 0.77%

 879

 Bally Technologies, Inc.

                                                                        40,539

 FINANCIALS

 9.12%

 1,416

 Altisource Portfolio Solutions SA

                                                                        34,211

 1,925

 Bank of the Ozarks, Inc.

                                                                        74,055

 3,232

 Cardtronics, Inc.

                                                                        45,054

 425

 Cash America International , Inc.

                                                                        15,751

 4,370

 Montpelier RE Holdings Ltd.

                                                                        72,542

 5,170

 Ocwen Financial Corp.

                                                                        59,714

 6,835

 TNS, Inc.

                                                                      177,368

                                                                      478,694

 HAZARDOUS WASTE

 0.85%

 706

 Clean Harbors, Inc.

                                                                        44,782

 HOTELS

 0.35%

 1,729

 7 Days Group Holdings Ltd.

                                                                        18,155

 HUMAN RESOURCES

 1.93%

 1,006

 Kelly Services, Inc.

                                                                        16,176

 3,422

 Kenexa Corp.

                                                                        51,364

 1,930

 Monster Worldwide, Inc.

                                                                        33,640

                                                                      101,181

 MANUFACTURING

 9.66%

 3,900

 Astec Industries, Inc.

                                                                      129,168

 5,055

 Cognex Corp.

                                                                      105,700

 1,520

 Kaydon Corp.

                                                                        63,278

 5,475

 Quidel Corp.

                                                                        80,702

 1,007

 Tempur-Pedic International Inc.

                                                                        33,936

 4,900

 Titanium Metals Corp.

                                                                        75,558

 388

 Warnaco Group Inc., Inc.

                                                                        18,562

                                                                      506,903

 MARKETING SERVICES

 1.11%

 1,053

 Constant Contact, Inc.

                                                                        26,904

 2,774

 Liquidity Services, Inc.

                                                                        31,540

                                                                        58,445

 MEDICAL/DRUGS

 4.29%

 1,025

 Auxilium Pharmaceuticals, Inc.

                                                                        36,490

 1,186

 Biomarin Pharmaceutical, Inc.

                                                                        27,717

 4,050

 Luminex Corp.

                                                                        65,853

 773

 Obagi Medical Products, Inc.

                                                                        10,420

 700

 Perrigo Company

                                                                        42,721

 1,308

 Seattle Genetics, Inc.

                                                                        16,481

 444

 United Therapeutics Corp.

                                                                        25,290

                                                                      224,972

 MEDICAL PRODUCTS

 2.77%

 230

 Dendreon Corp.

                                                                        12,557

 900

 Haemonetics Corp.

                                                                        52,074

 1,944

 Hanger Orthopedic Group, Inc.

                                                                        36,236

 697

 Thoratec Corp.

                                                                        31,079

 562

 Volcano Corp.

                                                                        13,499

                                                                      145,445

 MEDICAL RESEARCH

 0.55%

 440

 Acorda Therapeutics, Inc.

                                                                        17,050

 424

 Human Genome Sciences, Inc.

                                                                        11,741

                                                                        28,791

 MEDICAL SERVICES

 7.82%

 609

 Athenahealth, Inc.

                                                                        17,738

 1,100

 Eclipsys Corp.

                                                                        22,748

 3,973

 HealthSouth Corp.

                                                                        81,288

 498

 InterMune, Inc.

                                                                        21,195

 956

 Lincare Holdings, Inc.

                                                                        44,636

 1,484

 Magellan Health Services, Inc.

                                                                        62,640

 1,338

 MedCath Corp.

                                                                        13,300

 599

 Psychiatric Solutions, Inc.

                                                                        19,270

 1,669

 RehabCare Group, Inc.

                                                                        47,600

 3,950

 Somanetics Corp.

                                                                        79,909

                                                                      410,321

 OIL

 8.57%

 3,050

 Arena Resources, Inc.

                                                                      112,637

 411

 Clayton Williams Energy, Inc.

                                                                        19,095

 1,800

 Comstock Resources, Inc.

                                                                        57,708

 4,175

 Frontier Oil Corp.

                                                                        63,460

 4,375

 Natural Gas Services Group

                                                                        78,444

 533

 Plains Exploration & Production Co.

                                                                        15,622

 3,800

 Superior Energy Services, Inc.

                                                                      102,828

                                                                      449,794

 RETAIL

 1.42%

 254

 J. Crew Group, Inc.

                                                                        11,803

 5,019

 Office Depot, Inc.

                                                                        34,430

 1,519

 OfficeMax Inc.

                                                                        28,861

                                                                        75,095

 SEMI-CONDUCTOR

 2.42%

 6,040

 Advanced Energy Industries, Inc.

                                                                        88,909

 470

 Cavium Networks, Inc.

                                                                        12,977

 1,514

 Microsemi Corp.

                                                                        25,071

                                                                      126,957

 TECHNOLOGY

 0.28%

 631

 Shutterfly, Inc.

                                                                        14,847

 TELECOMMUNICATIONS

 7.75%

 3,347

 Cbeyond, Inc.

                                                                        51,477

 2,216

 GeoEye, Inc.

                                                                        63,156

 1,921

 Global Crossing Ltd.

                                                                        28,527

 822

 NII Holdings, Inc.

                                                                        34,869

 443

 Plantronics, Inc.

                                                                        14,708

 4,596

 SAVVIS, Inc.

                                                                        80,890

 6,638

 Syniverse Holdings, Inc.

                                                                      133,291

                                                                      406,917

 TRANSPORTATION

 6.50%

 7,019

 AirTran Holdings, Inc.

                                                                        37,060

 2,375

 Alexander & Baldwin, Inc.

                                                                        84,503

 1,701

 AMR Corp.

                                                                        12,553

 4,413

 Exelixis, Inc.

                                                                        25,507

 2,930

 Forward Air Corp.

                                                                        82,099

 1,775

 Genesee & Wyoming, Inc. Class A

                                                                        69,403

 2,320

 RailAmerica Inc.

                                                                        29,905

                                                                      341,029

 Total Securities

 97.22%

  $                                                               5,104,216

 Cash and Cash Equivalents

 2.78%

                                                                      145,798

 TOTAL INVESTMENTS

 100.00%

  $                                                             5,250,014

 FAS 157 Footnote Disclosure:

 Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157  (“FAS 157”)

 defines “fair value” as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

            Level 1 - quoted prices in active markets for identical securities

            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

            credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

 Valuation Inputs:

 Investment in Securities:

 Level 1 - Quoted Prices

  $                         5,104,216

 Level 2 - Other Significant Observable Inputs

  $                                       -

 Level 3 - Significant Unobservable Inputs

  $                                       -

 Total:

  $                         5,104,216

 FRANTZEN GROWTH AND INCOME FUND

 SCHEDULE OF INVESTMENTS

 April 30, 2010

 (unaudited)

 Number

 of

 Shares

 Security Description

 % of

 Total Investments

 Fair

 Value

 COMMON STOCKS

 97.41%

 ENERGY

 12.24%

 1,219

 Alliance Resource Partners, L.P.

                                                         59,073

 536

 Energy Transfer Partners, L.P.

                                                         26,210

 660

 Kinder Morgan Energy Partners, L.P.

                                                         44,543

 2,600

 Penn Virginia Resource Partners, L.P.

                                                         61,542

                                                       191,368

 ENTERTAINMENT

 8.30%

 4,007

 Cinemark Holdings, Inc.

                                                         73,168

 3,102

 World Wrestling Entertainment, Inc.

                                                         56,611

                                                       129,779

 FINANCIALS

 23.25%

 1,500

 American Capital Agency Corp.

                                                         41,265

 3,208

 Anworth Mortgage Asset Corp.

                                                         21,526

 4,869

 Apollo Investment Corp.

                                                         59,207

 737

 Bank of Montreal

                                                         45,687

 1,666

 Bank of Nova Scotia

                                                         84,816

 1,698

 Capstead Mortgage Corp.

                                                         19,221

 5,060

 MFA Financial, Inc.

                                                         35,977

 1,812

 W.P. Carey & Co. LLC

                                                         55,773

                                                       363,472

 HEALTHCARE/DRUGS

 8.47%

 1,495

 Bristol-Myers Squibb Co.

                                                         37,809

 1,110

 Health Care REIT, Inc.

                                                         49,872

 2,235

 Omega Healthcare Investors, Inc.

                                                         44,745

                                                       132,426

 OIL/GAS

 14.29%

 1,204

 Baytex Energy Trust

                                                         40,707

 1,621

 Inergy, L.P.

                                                         61,614

 821

 Magellan Midstream Partners, L.P.

                                                         39,071

 751

 Suburban Propane Partners, L.P.

                                                         36,123

 670

 Sunoco Logistics Partners, L.P.

                                                         45,835

                                                       223,350

 REAL ESTATE

 8.11%

 2,632

 Hospitality Properties Trust

                                                         69,722

 2,427

 National Retail Properties - REIT

                                                         57,107

                                                       126,829

 TELECOMMUNICATION

 8.84%

 1,881

 Cellcom Israel, Ltd.

                                                         56,994

 702

 Verizon Communications, Inc.

                                                         20,281

 5,505

 Windstream Corp.

                                                         60,830

                                                       138,105

 TOBACCO

 9.42%

 2,531

 Altria Group, Inc.

                                                         53,632

 499

 Lorillard, Inc.

                                                         39,107

 1,112

 Philip Morris International

                                                         54,577

                                                       147,316

 TRANSPORTATION

 4.47%

 798

 International Shipholding Corp.

                                                         24,212

 2,309

 Ship Finance International, Ltd.

                                                         45,718

                                                         69,930

 Total Securities

 97.41%

                                                    1,522,575

 Cash and Cash Equivalents

 2.59%

                                                         40,517

 TOTAL INVESTMENTS

 100.00%

  $                                                1,563,092

 ADR- Security represented is held by the custodian bank in the form of American Depository Receipts.

 REIT - Real Estate Investment Trust

 FAS 157 Footnote Disclosure:

 Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”)

 defined “fair value” as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

            Level 1 - quoted prices in active markets for identical securities

            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

            credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used to value the Fund’s investments as of  April 30, 2010:

 Valuation Inputs:

 Investment in Securities:

 Level 1 - Quoted Prices

  $                          1,522,575

 Level 2 - Other Significant Observable Inputs

  $                                        -

 Level 3 - Significant Unobservable Inputs

  $                                        -

 Total:

  $                          1,522,575

 SHERWOOD FOREST LONG/SHORT FUND

 SCHEDULE OF INVESTMENTS

 April 30, 2010

 (unaudited)

 Number

 of

 Shares

 Security Description

 % of

 Total Investments

 Fair

 Value

 EXCHANGE-TRADED FUNDS

 39.30%

 COMMODITY

 2.34%

 4,300

 SPDR Gold Trust

 496,134

 CURRENCY

 1.19%

 10,500

 PowerShares DB US Dollar Index Bullish Fund*

 251,475

 FIXED INCOME

 8.35%

 2,300

 iShares Barclays US Treasury Inflation Protected Securities Fund

 243,938

 28,100

 ProShares UltraShort 20+ Year Treasury

 1,288,104

 4,900

 SPDR Barclays Capital 1-3 Month T-Bill ETF

 236,910

 1,768,952

 EQUITY SECTORS

 14.89%

 5,100

 iShares Dow Jones U.S. Basic Materials Sector Index Fund

 326,553

 1,800

 iShares Dow Jones US Consumer Services Sector Index Fund

 113,796

 2,000

 iShares Dow Jones U.S. Industrial Sector Index Fund

 121,900

 4,000

 iShares S&P Global Materials Index Fund

 247,440

 12,100

 Market Vectors Agribusiness ETF

 516,549

 3,800

 Market Vectors Steel Index Fund

 242,174

 3,200

 Short Financials ProShares

 123,744

 7,300

 iShares Dow Jones U.S. Energy Sector Index Fund

 253,018

 10,100

 iShares S&P North American Natural Resources Sector Index Fund

 366,226

 6,400

 Market Vectors-Coal ETF

 239,104

 4,000

 iShares Dow Jones U.S. Technology Sector Index Fund

 239,640

 15,400

 UltraShort QQQ ProShares

 245,322

 3,000

 Short QQQ ProShares

 120,330

 3,155,796

 INTERNATIONAL

 4.67%

 6,400

 iShares FTSE/Xinhua China 25 Index Fund

 261,248

 3,300

 iShares MSCI Brazil Index Fund

 240,163

 2,300

 iShares MSCI South Korea Index Fund

 119,439

 10,900

 PowerShares India Portfolio

 245,577

 3,300

 Short MSCI Emerging Markets ProShares

 123,420

 989,847

 LARGE CAP

 3.42%

 8,200

 UltraShort S&P500 ProShares

 244,770

 9,300

 UltraShort Dow30 ProShares

 237,336

 2,500

 Short Dow30 ProShares

 122,000

 2,500

 Short S&P500 ProShares

 121,525

 725,631

 MID CAP

 2.24%

 1,400

 iShares S&P MidCap 400 Index Fund

 115,010

 3,100

 Short MidCap400 ProShares

 119,195

 14,500

 UltraShort MidCap400 ProShares

 239,685

 473,890

 SMALL CAP

 2.22%

 1,700

 iShares Russell 2000 Index Fund

 121,686

 3,200

 Short Russell2000 ProShares

 121,024

 13,200

 UltraShort Russell 2000 ProShares

 227,040

 469,750

 TOTAL EXCHANGE-TRADED FUNDS

 39.30%

 8,331,475

 INVESTMENT COMPANIES

 60.70%

 12,865,776

 Federated Treasury Obligations Fund 0.01%*

 12,865,776

 TOTAL INVESTMENTS:

 100.00%

 21,197,251

 *Effective 7 day yield as of April 30, 2010.

 FAS 157 Footnote Disclosure:

 Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("FAS 157")

 defines “fair value” as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

            Level 1 - quoted prices in active markets for identical securities

            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

            credit risk, etc.)

            Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2010:

 Valuation Inputs:

 Investment in Securities:

 Level 1 - Quoted Prices

  $                    21,197,251

 Level 2 - Other Significant Observable Inputs

  $                                    -

 Level 3 - Significant Unobservable Inputs

  $                                    -

 Total:

  $                    21,197,251

 For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities
Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio
Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the
Registrant's disclosure controls and procedures. Based on such evaluation, the
Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the
Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the
Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
             -----------------------------

By:      Karen Shupe
     -------------------------------------
         Karen Shupe

Date:    June 29, 2010
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date:   June 29, 2010
      ------------------------------------